Average Annual Total Returns{- Strategic Income Portfolio} - 02.28 VIP Strategic Income Portfolio Investor PRO-12 - Strategic Income Portfolio	VIP Strategic Income Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP Strategic Income Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP Strategic Income Portfolio-Investor VIP Return Before Taxes Past 10 years	LB091 Past 1 year	LB091 Past 5 years	LB091 Past 10 years	F0097 Past 1 year	F0097 Past 5 years	F0097 Past 10 years
Total	3.72%	5.35%	4.71%	(1.10%)	3.84%	3.31%	1.25%	4.65%	4.42%